PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 3,151	$ 2,904
Accumulated depreciation	2,329	2,030
Depreciated cost	822	874
Depreciation expense	299	298	274
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,094	924
Accumulated depreciation	794	660
Office furniture and laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,397	1,320
Accumulated depreciation	1,072	937
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	660	660
Accumulated depreciation	$ 463	$ 433